Filed pursuant to Rule 497(e)
File Nos. 333-201530; 811-23024
Pacer Trendpilot® US Large Cap ETF (PTLC)
Pacer Trendpilot® US Mid Cap ETF (PTMC)
Pacer Trendpilot® 100 ETF (PTNQ)
Pacer Trendpilot® International ETF (PTIN)
(each, a “Fund,” and together, the “Funds”)

PACER FUNDS TRUST (THE “TRUST”)
Supplement dated March 28, 2025 to
the Prospectus and Statement of Additional Information, each dated August 31, 2024, as each may be supplemented from time to time

Effective immediately, shares of the Funds are offered in a separate Prospectus and Statement of Additional Information dated March 28, 2025.

Please retain this Supplement for future reference.